Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩) Cash_Generating_Units	Dec. 31, 2017 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	₩ 1,125,149	₩ 1,349,838
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	7	7
Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	5	5
Others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	16	16
POSCO VST Co., Ltd. [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO VST CO., LTD.
Goodwill	₩ 36,955	₩ 36,955
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 12,484	12,494
Others [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 16
Others [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 10,419	11,206
POSCO DAEWOO Corporation [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	7.84%
Terminal growth rate	2.00%
Period for the estimated future cash flows	5 years
Impairment loss on goodwill	₩ 158,151
Discount rate increase	0.25%
Value in use decrease due to increase in discount rate	3.71%
Terminal growth rate decrease	0.25%
Value in use decrease due to decrease in terminal growth rate	1.49%
Value in use decrease due to increase in discount rate, amount	₩ 126,343
Value in use decrease due to decrease in terminal growth rate, amount	₩ 50,928
POSCO DAEWOO Corporation [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO DAEWOO Corporation
Goodwill	₩ 1,006,879	1,165,030
PT. Bio Inti Agrindo [member] | Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	PT. Bio Inti Agrindo
Goodwill	₩ 6,902	7,099
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Terminal growth rate	9.10%
Period for the estimated future cash flows	5 years
Impairment loss on goodwill	₩ 65,558
Discount rate increase	0.25%
Value in use decrease due to increase in discount rate	2.72%
Terminal growth rate decrease	0.25%
Value in use decrease due to decrease in terminal growth rate	1.76%
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENGINEERING & CONSTRUCTION CO., LTD.
Goodwill	₩ 24,868	90,426
POSCO ENERGY CO., LTD. [member] | Other reportable segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO ENERGY CO., LTD.
Goodwill	₩ 26,471	26,471
POSCO Center Beijing [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 155	₩ 157